Nature of the business (Tables)	9 Months Ended
Sep. 30, 2018
Nature of the business [Abstract]
Overview of concessional assets
The following table provides an overview of the concessional assets the Company owned as of September 30, 2018:

Assets	Type	Ownership		Location	Currency(8)	Capacity (Gross)	Counterparty Credit Ratings(9)	COD	Contract Years Left (12)

Solana	Renewable (Solar)	100% Class B(1)		Arizona (USA)	USD	280 MW	A-/A2/A-	4Q 2013	26

Mojave	Renewable (Solar)	100%		California (USA)	USD	280 MW	BBB/Baa1/BBB+	4Q 2014	22

Solaben 2 & 3	Renewable (Solar)	70	%(2)	Spain	Euro	2x50 MW	A-/Baa1/A-	3Q 2012 & 2Q 2012	20&19

Solacor 1 & 2	Renewable (Solar)	87	%(3)	Spain	Euro	2x50 MW	A-/Baa1/A-	1Q 2012 & 1Q 2012	19

PS10/PS20	Renewable (Solar)	100%		Spain	Euro	31 MW	A-/Baa1/A-	1Q 2007 & 2Q 2009	14&16

Helioenergy 1 & 2	Renewable (Solar)	100%		Spain	Euro	2x50 MW	A-/Baa1/A-	3Q 2011& 4Q 2011	19

Helios 1 & 2	Renewable (Solar)	100%		Spain	Euro	2x50 MW	A-/Baa1/A-	3Q 2012& 3Q 2012	20

Solnova 1, 3 & 4	Renewable (Solar)	100%		Spain	Euro	3x50 MW	A-/Baa1/A-	2Q 2010 & 2Q 2010& 3Q 2010	17&17&18

Solaben 1 & 6	Renewable (Solar)	100%		Spain	Euro	2x50 MW	A-/Baa1/A-	3Q 2013	21

Seville PV	Renewable (Solar)	80	%(7)	Spain	Euro	1 MW	A-/Baa1/A-	3Q 2006	18

Kaxu	Renewable (Solar)	51	%(4)	South Africa	Rand	100 MW	BB/Baa3/BB-(10)	1Q 2015	17

Palmatir	Renewable (Wind)	100%		Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	2Q 2014	16

Cadonal	Renewable (Wind)	100%		Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	4Q 2014	17

Mini-Hydro	Renewable (Hydraulic)	100%		Peru	USD	4 MW	BBB+/A3/BBB+	2Q 2012	15

ACT	Efficient natural gas	100%		Mexico	USD	300 MW	BBB+/Baa3/BBB+	2Q 2013	15

ATN	Transmission line	100%		Peru	USD	362 miles	BBB+/A3/BBB+	1Q 2011	23

ATS	Transmission line	100%		Peru	USD	569 miles	BBB+/A3/BBB+	1Q 2014	26

ATN 2	Transmission line	100%		Peru	USD	81 miles	Not rated	2Q 2015	15

Quadra 1	Transmission line	100%		Chile	USD	49 miles	Not rated	2Q 2014	17

Quadra 2	Transmission line	100%		Chile	USD	32 miles	Not rated	1Q 2014	17

Palmucho	Transmission line	100%		Chile	USD	6 miles	BBB+/Baa1/BBB+	4Q 2007	20

Skikda	Water	34.2	%(5)	Algeria	USD	3.5 M ft3/day	Not rated	1Q 2009	16

Honaine	Water	25.5	%(6)	Algeria	USD	7 M ft3/ day	Not rated	3Q 2012	20

(1)
On September 30, 2013, Liberty Interactive Corporation invested $300,000 thousand in Class A membership interests in exchange for the right to receive between 54.06% and 61.20% of taxable losses and distributions until such time as Liberty reaches a certain rate of return, or the “Flip Date”, and 22.60% of taxable losses and distributions thereafter once certain conditions are met.

(2)	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(3)	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(4)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(5)	Algerian Energy Company, SPA owns 49% of Skikda and Sadyt (Sociedad Anónima Depuración y Tratamientos) owns the remaining 16.83%.

(6)	Algerian Energy Company, SPA owns 49% of Honaine and Sadyt (Sociedad Anónima Depuración y Tratamientos) owns the remaining 25.5%.

(7)	Instituto para la Diversificación y Ahorro de la Energía (“IDAE”), a Spanish state owned company, holds 20% of the shares in Seville PV.

(8)	Certain contracts denominated in U.S. dollars are payable in local currency.

(9)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(10)	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(11)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(12)	As of December 31, 2017.